INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,275	$ (49)	$ 2,436	$ 389	$ 1,637
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment	830	1,709	1,913	3,059	5,546
Accrued interest and exchange rate	5	(10)	(19)	4	118
Changes of long-term loans to affiliate		28		28
Accrued severance pay, net	(27)	(8)	(67)	(45)	91
Gain from sale of property and equipment, net	(98)	(86)	(166)	(124)	(271)
Equity in losses (gains) of affiliate	(70)	33	(182)	81	(38)
Stock-based compensation	25	67	58	168	265
Decrease in restricted cash	5	4	10	6	15
Decrease (increase) in trade receivables, net	535	721	(1,478)	(2,317)	(1,572)
Decrease (increase) in other accounts receivable and prepaid expenses	136	(382)	(257)	(641)	46
Decrease (increase) in inventories	(59)	81	(94)	883	732
Deferred income taxes, net	271	100	432	464	847
Decrease in long-term accounts receivable	9	77	32	233	234
Increase (decrease) in trade payables	(250)	808	(428)	973	965
Increase (decrease) in other accounts payable and accrued expenses	(157)	(527)	1,259	941	(274)
Net cash provided by operating activities	2,430	2,566	3,449	4,102	8,341
Cash flows from investing activities:
Purchase of property and equipment	(1,409)	(1,091)	(2,436)	(2,398)	(4,033)
Proceeds from sale of property and equipment	128	314	798	746	1,733
Investment and loans/Repayments in affiliate, net	34	12	66	(717)	(669)
Acquisition of subsidiary (a)				(251)	(251)
Purchase of business activity (b)				(3,125)	(3,125)
Net cash used in investing activities	(1,247)	(765)	(1,572)	(5,745)	(6,345)
Cash flows from financing activities:
Receipt of long-term loans from banks	2,333	4,456	3,681	7,637	11,670
Repayment of long-term loans from banks	(2,420)	(3,051)	(5,598)	(5,658)	(12,253)
Dividend paid to non-controlling interest					(1,215)
Proceeds from issuance of shares		138		143	1,947
Short-term bank credit, net	(670)	(1,867)	(1,046)	263	(347)
Net cash provided by (used in) financing activities	(757)	(324)	(2,963)	2,385	(198)
Effect of exchange rate changes on cash and cash equivalents	(351)	94	(194)	125	419
Increase (decrease) in cash and cash equivalents	75	1,571	(1,280)	867	2,217
Cash and cash equivalents at the beginning of the period	2,330	764	3,685	1,468	1,468
Cash and cash equivalents at the end of the period	2,405	2,335	2,405	2,335	3,685
(a) Acquisition of subsidiary:
Property and equipment				22	22
Technology				58	58
Goodwill				304	304
Non controlling Interest				(133)	(133)
Cost of subsidiary				251	251
(b) Purchase of business activity:
Working capital				27	27
Property and equipment				112	112
Customer list				1,364	1,364
Goodwill				1,669	1,669
Accrued severance pay, net				(23)	(23)
Employee accruals				(24)	(24)
Purchase of activity				$ 3,125	$ 3,125